March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2035 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock LifePath® Dynamic 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 58.0%
BlackRock Advantage Emerging Markets Fund, Class K	1,425,346	$ 14,624,046
BlackRock Real Estate Securities Fund	516,101	7,818,923
BlackRock Tactical Opportunities Fund, Class K	500,997	7,494,918
Diversified Equity Master Portfolio	$114,967,602	114,967,602
International Tilts Master Portfolio	$19,075,479	19,075,479
iShares Global Infrastructure ETF(b)	99,122	5,419,000
iShares MSCI EAFE Small-Cap ETF(b)	292,821	18,602,918
		188,002,886
Fixed-Income Funds — 26.9%
BlackRock Diversified Fixed Income Fund, Class K	8,529,341	80,431,682
iShares 0-5 Year TIPS Bond ETF	23,183	2,398,745
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	41,056	4,462,377
		87,292,804

Security	Shares	Value
Money Market Funds — 18.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)	11,616,429	$ 11,622,237
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)	47,015,879	47,015,879
		58,638,116
Total Investments — 103.0% (Cost: $318,897,949)		333,933,806
Liabilities in Excess of Other Assets — (3.0)%		(9,689,690)
Net Assets — 100.0%		$ 324,244,116

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 5,533,412	$ 9,051,528	$ —	$ —	$ 39,106	$ 14,624,046	1,425,346	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	8,212,598	3,409,314 (a)	—	83	242	11,622,237	11,616,429	6,359 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	99,536,975	—	(52,521,096)(a)	—	—	47,015,879	47,015,879	694,773	—
BlackRock Diversified Fixed Income Fund, Class K	30,754,257	48,679,384	—	—	998,041	80,431,682	8,529,341	821,966	—
BlackRock High Yield Bond Portfolio, Class K	—	—	—	—	—	—	—	(2,891)	—
BlackRock Real Estate Securities Fund	6,865,805	796,998	—	—	156,120	7,818,923	516,101	—	—
BlackRock Tactical Opportunities Fund, Class K	7,444,818	—	—	—	50,100	7,494,918	500,997	—	—
Diversified Equity Master Portfolio	98,399,869	22,774,499 (a)(c)	—	914,282	(7,121,048)	114,967,602	$114,967,602	386,015	—
International Tilts Master Portfolio	17,465,551	119,383 (a)(c)	—	341,008	1,149,537	19,075,479	$19,075,479	119,383	—
iShares 0-5 Year TIPS Bond ETF	1,702,655	635,238	—	—	60,852	2,398,745	23,183	3,355	—
iShares Global Infrastructure ETF	5,181,107	—	—	—	237,893	5,419,000	99,122	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,386,423	—	—	—	75,954	4,462,377	41,056	32,997	—
iShares MSCI EAFE Small-Cap ETF	5,468,411	12,613,215	—	—	521,292	18,602,918	292,821	—	—
				$ 1,255,373	$ (3,831,911)	$ 333,933,806		$ 2,061,957	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	33	06/12/25	$ 5,922	$ (55,389)
U.S. Long Bond	103	06/18/25	12,125	11,509
S&P/TSE 60 Index	22	06/19/25	4,579	137,018
E-mini Russell 2000 Index	40	06/20/25	4,054	28,270
Micro E-mini S&P 500 Index	420	06/20/25	11,872	63,043
MSCI EAFE Index	54	06/20/25	6,524	(157,126)
MSCI Emerging Markets Index	90	06/20/25	4,999	(93,903)
S&P 500 E-Mini Index	22	06/20/25	6,219	81,697
2-Year U.S. Treasury Note	63	06/30/25	13,056	73,219
				88,338
Short Contracts
10-Year U.S. Treasury Note	46	06/18/25	5,125	(72,323)
Ultra U.S. Treasury Bond	129	06/18/25	15,855	(239,244)
NASDAQ 100 E-Mini Index	16	06/20/25	6,221	4,724
				(306,843)
				$ (218,505)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	4,643,223	USD	3,232,318	JPMorgan Chase Bank N.A.	06/18/25	$ 6,612
CAD	7,671,099	USD	5,340,286	JPMorgan Chase Bank N.A.	06/18/25	10,772
USD	29,375	EUR	27,000	Deutsche Bank AG	06/18/25	54
USD	77,451	JPY	11,277,000	JPMorgan Chase Bank N.A.	06/18/25	1,618
						19,056
AUD	20,204,093	USD	12,742,287	Bank of America N.A.	06/18/25	(109,764)
JPY	1,915,838,103	EUR	12,087,721	Deutsche Bank AG	06/18/25	(243,637)
JPY	950,016,316	USD	6,399,239	Bank of America N.A.	06/18/25	(10,738)
JPY	432,543,852	USD	2,970,481	Goldman Sachs International	06/18/25	(61,787)
						(425,926)
						$ (406,870)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	2,438	$ 7,329	$ —	$ 7,329
1-day SOFR plus 1.07%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Goldman Sachs International	N/A	10/06/25	USD	437	865	—	865
									$ 8,194	$ —	$ 8,194
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 53,959,805	$ —	$ —	$ 53,959,805
Fixed-Income Funds	87,292,804	—	—	87,292,804
Money Market Funds	58,638,116	—	—	58,638,116
	$199,890,725	$—	$—	199,890,725
Investments Valued at NAV(a)				134,043,081
				$ 333,933,806
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 314,752	$ 8,194	$ —	$ 322,946
Foreign Currency Exchange Contracts	—	19,056	—	19,056
Interest Rate Contracts	84,728	—	—	84,728
Liabilities
Equity Contracts	(251,029)	(55,389)	—	(306,418)
Foreign Currency Exchange Contracts	—	(425,926)	—	(425,926)
Interest Rate Contracts	(311,567)	—	—	(311,567)
	$(163,116)	$(454,065)	$—	$(617,181)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate